Share Capital, Premium and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Shares Authorized, Fully Paid and Allocated

Shares Authorized, Fully Paid and Allocated	A Ordinary Shares	A Ordinary Shares	Common Shares	Common Shares
	2020	2021	2020	2021
In issue at start of period	373,652	373,697	—	—
February Subdivision (220:1)	—	81,839,643	—	—
Issued for cash	45	104,200	—	—
Issued in other transactions	—	—	—	5,307,607
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	—	78,446,580	—	4,796,852
Shares issued upon conversion of financial instruments	—	46,797,960	—	35,137,307

In issue at December—fully paid and allocated	373,697	207,562,080	—	45,241,766